Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$21,217,018.33	0.0471489	$1,939,355.86	0.0043097	$19,277,662.47
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$281,677,018.33	0.2079626	$262,399,355.86	0.1937299	$19,277,662.47

Weighted Avg. Coupon (WAC)	4.91%		4.93%
Weighted Avg. Remaining Maturity (WARM)	29.28		28.45
Pool Receivables Balance	$314,086,364.30		$294,417,825.47
Remaining Number of Receivables	35,399		33,435

Adjusted Pool Balance	$308,970,981.00		$289,693,318.54

III. COLLECTIONS

Principal:
Principal Collections	$19,174,940.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$319,392.99
Total Principal Collections	$19,494,333.04

Interest:
Interest Collections	$1,287,874.27
Late Fees & Other Charges	$47,124.79
Interest on Repurchase Principal	$-
Total Interest Collections	$1,334,999.06

Collection Account Interest	$215.07
Reserve Account Interest	$88.68
Servicer Advances	$-

Total Collections	$20,829,635.85

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$20,829,635.85
Reserve Account Release	$-
Total Available for Distribution	$20,829,635.85

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$261,738.64		$261,738.64	$261,738.64
Collection Account Interest					$215.07
Late Fees & Other Charges					$47,124.79
Total due to Servicer					$309,078.50

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$12,730.21		$12,730.21
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$144,922.71		$144,922.71	$144,922.71

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$20,211,989.72

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$19,277,662.47

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,277,662.47
Class A-4 Notes				$-
Class A Notes Total:		$19,277,662.47		$19,277,662.47
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$19,277,662.47		$19,277,662.47

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					934,327.25

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,115,383.30
Beginning Period Amount	$5,115,383.30
Current Period Amortization	$390,876.37
Ending Period Required Amount	$4,724,506.93
Ending Period Amount	$4,724,506.93
Next Distribution Date Amount	$4,353,873.97

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		8.83%	9.42%	9.42%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.98%	32,758	97.17%	$286,088,848.86
30 - 60 Days	1.66%	554	2.31%	$6,796,541.67
61 - 90 Days	0.30%	99	0.42%	$1,224,286.84
91 + Days	0.07%	24	0.10%	$308,148.10
		33,435		$294,417,825.47
Total
Delinquent Receivables 61 + days past due	0.37%	123	0.52%	$1,532,434.94
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	126	0.50%	$1,564,895.02
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	122	0.45%	$1,520,155.17
Three-Month Average Delinquency Ratio	0.35%		0.49%

Repossession in Current Period		25		$296,623.52
Repossession Inventory		109		$205,103.37

Charge-Offs
Gross Principal of Charge-Off for Current Period				$493,598.78
Recoveries				$(319,392.99)
Net Charge-offs for Current Period				$174,205.79

Beginning Pool Balance for Current Period				$314,086,364.30

Net Loss Ratio				0.67%
Net Loss Ratio for 1st Preceding Collection Period				0.89%
Net Loss Ratio for 2nd Preceding Collection Period				1.10%
Three-Month Average Net Loss Ratio for Current Period				0.89%

Cumulative Net Losses for All Periods				$9,417,536.16
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$1,638,823.96
Number of Extensions				130

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